Stock-based compensation plans - Summary of the Stock Option Plan (Detail)	12 Months Ended
	Mar. 31, 2025 shares ¥ / shares	Mar. 31, 2024 shares ¥ / shares	Mar. 31, 2023 shares ¥ / shares
Disclosure of number and weighted average exercise prices of share options [Abstract]
Beginning | shares	97,809,500	98,457,500	82,721,500
Number of shares, Granted | shares	4,302,800	12,190,500	23,721,500
Number of shares, Exercised | shares	18,930,500	10,608,500	6,304,000
Number of shares, Forfited or expired | shares	2,012,500	2,230,000	1,681,500
Ending | shares	81,169,300	97,809,500	98,457,500
Number of shares, Exercisable | shares	59,515,500	59,409,500	48,415,000
Beginning | ¥ / shares	¥ 2,330	¥ 2,062	¥ 1,879
Weighted average exercise price, Granted | ¥ / shares	2,927	2,533	2,196
Weighted average exercise price, Exercised | ¥ / shares	1,843	1,359	1,113
Weighted average exercise price, Forfieted or expired | ¥ / shares	2,796	2,660	2,531
Ending | ¥ / shares	2,442	2,330	2,062
Weighted average exercise price, Exercisable | ¥ / shares	¥ 2,403	¥ 2,166	¥ 1,607